Contingencies and Provisions - Restructuring costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Severance	$ 5,211	$ 15,710
Share-based compensation expense acceleration	1,995	5,637
Cash acquisition-related compensation acceleration	0	2,871
Share-based acquisition-related compensation acceleration	0	4,465
Restructuring	$ 7,206	$ 28,683